SHARE CAPITAL - Dividends Paid And Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Dividends paid	$ 18.9	$ 28.0
Dividends declared in respect of the year	$ 19.4	$ 19.7
Dividend paid (in USD per share)	$ 0.02	$ 0.03
Dividend declared in respect of the year (in USD per share)	$ 0.02	$ 0.02